FINANCIAL RISK MANAGEMENT - Foreign currency risks and liquidity risk (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency risk exposure and sensitivity analysis
Amount by which current liabilities exceed current assets	₽ 10,639
Availability of committed credit facilities	₽ 36,000
Minimum
Foreign currency risk exposure and sensitivity analysis
Maturity of long term debt	1 year
Maximum
Foreign currency risk exposure and sensitivity analysis
Maturity of long term debt	8 years
Foreign currency risks
Foreign currency risk exposure and sensitivity analysis
Increase in the currency exchange rate	5.00%	20.00%	20.00%
Decrease in the currency exchange rate	(5.00%)	(20.00%)	(20.00%)
Foreign currency risks | USD
Foreign currency risk exposure and sensitivity analysis
Effect on profit before tax	₽ (447)	₽ (6,722)	₽ (8,986)
Effect on profit before tax	447	6,722	8,986
Foreign currency risks | Euro
Foreign currency risk exposure and sensitivity analysis
Effect on profit before tax	830	2,274	5,664
Effect on profit before tax	₽ (830)	₽ (2,274)	₽ (5,664)